Provisions (Details Textual) - INR (₨) ₨ in Millions		Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Carrying value		₨ 3,493	₨ 3,854
Other environment related provision [member]
Disclosure of other provisions [line items]
Initial liability assumed		39
Carrying value	[1]	₨ 58	₨ 54

[1]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.58). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.